Note 11 - Net Foreign Exchange Gain - Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Unrealised foreign exchange gain			$ 5,201	$ 25,447
Realised foreign exchange loss			(1,492)	(522)
Net foreign exchange gain	$ 1,486	$ 21,645	$ 3,709	$ 24,925